SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share options.
SHARE-BASED COMPENSATION
Granted (in dollars per share)	$ 96.69
Awards Outstanding
Number outstanding (in shares)	7,316,882	1,176,746
Average Remaining Contractual Life	8 years 3 months 18 days
Aggregate Intrinsic Value	$ 13.4
Awards Exercisable
Number exercisable (in shares)	2,466,882
Average Remaining Contractual Life	6 years 4 months 24 days
Aggregate Intrinsic Value	$ 9.9
Share options. | Avride Group 2021 Equity Incentive Plan
SHARE-BASED COMPENSATION
Granted (in dollars per share)	$ 1.77
Awards Outstanding
Number outstanding (in shares)	6,605,272
Average Remaining Contractual Life	8 years 8 months 4 days
Awards Exercisable
Number exercisable (in shares)	3,233,351
Average Remaining Contractual Life	8 years 1 month 28 days
RSUs | Avride Group 2021 Equity Incentive Plan
Awards Outstanding
Number outstanding (in shares)	15,794
Average Remaining Contractual Life	9 years 5 months 4 days
Awards Exercisable
Number exercisable (in shares)	15,794
Average Remaining Contractual Life	9 years 5 months 4 days
Synthetic Options And Business Units Equity Awards
SHARE-BASED COMPENSATION
Granted (in dollars per share)	$ 8.61
Total intrinsic value of options	$ 14.1
$40.00 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 40
Awards Outstanding
Number outstanding (in shares)	1,316,882
Average Remaining Contractual Life	3 years 10 months 24 days
Awards Exercisable
Number exercisable (in shares)	966,882
Average Remaining Contractual Life	1 year 10 months 24 days
Aggregate Intrinsic Value	$ 0.0
$100.00 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 100
Awards Outstanding
Number outstanding (in shares)	6,000,000
Average Remaining Contractual Life	9 years 3 months 18 days
Aggregate Intrinsic Value	$ 16.3
Awards Exercisable
Number exercisable (in shares)	1,500,000
Average Remaining Contractual Life	9 years 3 months 18 days
Aggregate Intrinsic Value	$ 16.3